UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Preferred Income Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Preferred Income Opportunities Fund (JPC)
September 30, 2012

Shares		Description (1)				Value
		Common Stocks - 2.0% (1.5% of Total Investments)
		Oil, Gas & Consumable Fuels - 0.3%
107,500		Canadian Natural Resources Limited				$ 3,309,925
		Real Estate - 1.7%
385,000		Annaly Capital Management Inc.				6,483,400
127,500		Hospitality Properties Trust				3,431,025
1,700		Kite Realty Group Trust				44,098
70,653		Public Storage, Inc., (6)				1,875,131
336,955		Redwood Trust Inc.				4,872,369
		Total Real Estate				16,706,023
		Total Common Stocks (cost $18,362,524)				20,015,948

Shares		Description (1)	Coupon		Ratings (3)	Value
		Convertible Preferred Securities - 0.4% (0.3% of Total Investments)
		Real Estate Investment Trust - 0.3%
136,873		CommonWealth REIT, Convertble Debt	6.500%		Baa3	$ 3,215,147
		Thrifts & Mortgage Finance - 0.1%
15,056		New York Community Capital Trust V	6.000%		Baa3	742,411
		Total Convertible Preferred Securities (cost $3,949,444)				3,957,558

Shares		Description (1)	Coupon		Ratings (3)	Value
		$25 Par (or similar) Preferred Securities - 67.8% (49.7% of Total Investments)
		Capital Markets - 4.0%
39,839		Allied Capital Corporation	6.875%		BBB	$ 995,975
100,440		Ameriprise Financial, Inc.	7.750%		A	2,771,140
216,700		Ares Capital Corporation	7.000%		BBB	5,753,385
575,880		Deutsche Bank Capital Funding Trust II	6.550%		BBB	14,598,558
66,500		Gladstone Investment Corporation	7.125%		N/R	1,673,140
25,450		Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%		Baa3	624,289
22,600		Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		Baa3	556,864
149,500		Hercules Technology Growth Capital Incorporated	7.000%		N/R	3,752,450
118,000		Hercules Technology Growth Capital Incorporated	7.000%		NA	2,993,660
39,700		Medley Capital Corporation	7.125%		NA	1,036,170
1,100		Morgan Stanley Capital Trust III	6.250%		BB+	27,357
1,350		Morgan Stanley Capital Trust IV	6.250%		BB+	33,602
15,900		Morgan Stanley Capital Trust V	5.750%		Ba1	391,935
41,575		Morgan Stanley Capital Trust VI	6.600%		BB+	1,044,780
2,500		Morgan Stanley Capital Trust VII	6.600%		BB+	62,250
88,700		Triangle Capital Corporation	7.000%		N/R	2,341,680
		Total Capital Markets				38,657,235
		Commercial Banks - 10.9%
29,766		Barclays Bank PLC	7.750%		BBB	762,307
18,850		Barclays Bank PLC	7.100%		A+	473,512
508,200		BB&T Corporation	5.625%		BBB	12,994,674
299,850		First Naigara Finance Group	8.625%		BB+	8,770,613
245,000		First Republic Bank of San Francisco, (5)	6.200%		BBB	6,392,981
30,000		GMAC LLC	7.350%		BB-	740,100
290,000		GMAC LLC	7.300%		BB-	7,084,700
375,250		HSBC Holdings PLC	8.000%		A-	10,600,813
12,750		HSBC Holdings PLC	6.200%		BBB+	322,193
1,355,685		PNC Financial Services (6)	6.125%		BBB	37,240,667
9,474		Royal Bank of Scotland Group PLC	7.650%		BB	234,766
133,300		TCF Financial Corporation, (2)	7.500%		BB-	3,551,112
113,600		U.S. Bancorp.	6.500%		A3	3,305,760
231,000		Zions Bancorporation	9.500%		BB	6,045,270
269,863		Zions Bancorporation	7.900%		BB	7,499,493
		Total Commercial Banks				106,018,961
		Consumer Finance - 0.4%
145,900		GMAC LLC	7.250%		BB-	3,603,730
32,742		SLM Corporation	6.000%		BBB-	781,552
		Total Consumer Finance				4,385,282
		Diversified Financial Services - 10.1%
200,000		Bank of America Corporation	8.625%		BB+	5,190,000
100,000		Bank of America Corporation	8.200%		BB+	2,599,000
6,191		Bank of America Corporation	7.250%		BB+	6,748,190
190,000		Citigroup Capital Trust VII	7.125%		BB+	4,812,700
102,000		Citigroup Capital Trust XI	6.000%		BB	2,532,660
404,268		Citigroup Capital XIII	7.875%		BB+	11,258,864
54,991		Citigroup Capital XVI	6.450%		BB+	1,372,025
16,300		Citigroup Capital XVII	6.350%		BB+	406,359
159,401		Citigroup Inc.	8.125%		BB	4,652,915
476,651		Countrywide Capital Trust III	7.000%		BB+	12,006,839
136,200		Countrywide Capital Trust IV	6.750%		BB+	3,405,000
80,000		GMAC LLC	7.375%		BB-	1,948,800
285,000		ING Groep N.V	8.500%		BBB	7,467,000
65,000		ING Groep N.V	7.375%		BBB	1,620,450
204,023		ING Groep N.V	7.200%		BBB	5,100,575
783,499		ING Groep N.V	7.050%		BBB	19,603,145
25,000		ING Groep N.V	6.375%		BBB	597,750
50,000		ING Groep N.V	6.125%		BBB	1,169,000
57,234		JP Morgan Chase Capital Trust XI	5.875%		BBB	1,441,152
23,750		JP Morgan Chase Capital Trust XXIX	6.700%		A	617,500
50,000		KKR Financial Holdings LLC, (5)	7.500%		BBB	1,368,500
21,825		Merrill Lynch Capital Trust II	6.450%		BB+	543,224
102,860		Merrill Lynch Preferred Capital Trust V	7.280%		BB+	2,581,786
		Total Diversified Financial Services				99,043,434
		Diversified Telecommunication Services - 1.3%
208,137		Qwest Corporation	7.500%		BBB-	5,594,723
2,500		Qwest Corporation	7.375%		BBB-	67,200
255,000		Qwest Corporation	7.000%		BBB-	6,783,000
		Total Diversified Telecommunication Services				12,444,923
		Electric Utilities - 2.3%
288,375		Entergy Texas Inc.	7.875%		BBB+	8,299,433
143,568		SCE Trust I	5.625%		BBB+	3,744,253
100,000		Southern California Edison Company, (5)	6.000%		BBB+	10,096,880
		Total Electric Utilities				22,140,566
		Insurance - 14.9%
118,745		Aegon N.V	8.000%		Baa1	3,194,241
867,920		Aegon N.V	6.375%		Baa1	21,932,338
378,754		Allianz SE, (5)	8.375%		A+	9,800,260
898,410		Arch Capital Group Limited	6.750%		BBB	23,987,547
221,100		Argo Group US Inc.	6.500%		BBB-	5,549,610
49,020		Aspen Insurance Holdings Limited	7.250%		BBB-	1,281,873
985,795		Axis Capital Holdings Limited	6.875%		BBB	26,517,886
150,000		Endurance Specialty Holdings Limited	7.500%		BBB-	3,925,500
137,862		EverestRe Capital Trust II	6.200%		Baa1	3,460,336
246,785		Hartford Financial Services Group Inc.	7.875%		BB+	6,907,512
264,470		Maiden Holdings Limited	8.250%		BB	6,849,773
3,832		Maiden Holdings NA Limited	8.250%		BBB-	101,893
200,000		Maiden Holdings NA Limited	8.000%		BBB-	5,340,000
244,775		PartnerRe Limited	6.750%		BBB+	6,190,360
126,730		Prudential Financial Inc.	9.000%		BBB+	3,310,188
8,205		Prudential PLC	6.750%		A-	208,735
603,140		Reinsurance Group of America Inc.	6.200%		BBB	15,910,833
27,078		RenaissanceRe Holdings Limited, Series C	6.080%		BBB+	679,929
		Total Insurance				145,148,814
		Multi-Utilities - 0.9%
230,684		Dominion Resources Inc.	8.375%		BBB	6,424,549
8,644		DTE Energy Company	6.500%		BBB-	242,205
76,975		Xcel Energy Inc.	7.600%		BBB	1,988,264
		Total Multi-Utilities				8,655,018
		Oil, Gas & Consumable Fuels - 0.4%
150,000		Nexen Inc.	7.350%		BB+	3,814,500
		Real Estate - 22.4%
199,300		AG Mortgage Investment Trust	8.000%		NA	4,974,528
249,100		Annaly Capital Management	7.625%		NA	6,411,834
149,500		Apollo Commercial Real Estate Finance	8.625%		NA	3,827,200
249,100		Apollo Residential Mortgage Inc.	8.000%		NA	6,247,428
69,000		Ashford Hospitality Trust Inc.	9.000%		NA	1,854,030
50,000		Ashford Hospitality Trust Inc.	8.550%		NA	1,273,500
369,524		Ashford Hospitality Trust Inc.	8.450%		N/R	9,363,738
299,622		CBL & Associates Properties Inc.	7.375%		NA	7,586,429
144,916		Cedar Shopping Centers Inc., Series A, (2)	7.250%		NA	3,514,213
208,314		Chesapeake Lodging Trust	7.750%		NA	5,397,416
146,596		CYS Invsetments Inc.	7.750%		NA	3,675,162
260,390		DDR Corporation	6.500%		Ba1	6,478,503
153,661		Developers Diversified Realty Corporation	7.375%		Ba1	3,870,721
16,200		Digital Realty Trust Inc.	7.000%		Baa3	433,350
6,800		Duke Realty Corporation, Series K	6.500%		Baa3	172,040
71,421		Duke Realty Corporation, Series L	6.600%		Baa3	1,806,237
1,150		Duke Realty Corporation, Series O	8.375%		Baa3	29,532
12,248		Duke-Weeks Realty Corporation	6.625%		Baa3	307,915
175,000		Dupont Fabros Technology	7.875%		Ba2	4,702,250
99,700		Dynex Capital inc.	8.500%		NA	2,597,185
250,000		First Potomac Realty Trust	7.750%		N/R	6,457,500
298,900		Hatteras Financial Corporation	7.625%		NA	7,499,401
80,000		Health Care REIT, Inc.	6.500%		Baa3	2,124,800
34,291		Hospitality Properties Trust	7.000%		Baa3	875,106
178,580		Inland Real Estate Corporation	8.250%		N/R	4,727,013
269,000		Invesco Mortgage Capital Inc.	7.750%		NA	6,727,690
281,270		Kimco Realty Corporation,	7.750%		Baa2	7,152,696
39,551		Kimco Realty Corporation,	6.900%		Baa2	1,098,727
198,500		MFA Financial Inc., (5)	8.000%		D	5,161,000
275,000		Northstar Realty Finance Corporation,	8.250%		N/R	6,457,000
200,000		Penn Real Estate Investment Trust	8.250%		NA	5,274,000
42,905		Prologis Inc., (5)	8.540%		Baa3	2,719,104
40,000		Prologis Inc.	6.750%		BB	1,004,400
51,275		Prologis Inc.	6.750%		BB	1,284,439
21,000		PS Business Parks, Inc.	6.875%		BBB-	561,330
59,960		PS Business Parks, Inc.	6.450%		BBB-	1,608,127
29,949		Public Storage, Inc., (6)	6.875%		A-	837,674
5,450		Public Storage, Inc.	6.500%		A-	151,238
85,892		Realty Income Corporation	6.750%		Baa2	2,198,835
250,000		Realty Income Corporation	6.625%		Baa2	6,655,000
217,000		Regency Centers Corporation	6.625%		Baa3	5,804,750
422,600		Senior Housing Properties Trust	5.625%		BBB-	10,425,542
174,400		Strategic Hotel Capital Inc., Series B	8.250%		N/R	4,358,256
174,400		Strategic Hotel Capital Inc., Series C	8.250%		N/R	4,377,440
640,179		Vornado Realty LP	7.875%		BBB	17,572,914
577,232		Wachovia Preferred Funding Corporation	7.250%		BBB+	15,625,670
150,000		Weingarten Realty Trust, Preferred Securities	6.750%		Baa3	3,795,000
28,500		Weingarten Realty Trust	6.950%		Baa3	721,620
74,338		Weingarten Realty Trust	6.500%		Baa3	1,878,517
236,425		Winthrop Realty Trust Inc.	9.250%		N/R	6,314,909
149,400		Winthrop Realty Trust Inc., (5)	7.750%		NA	3,824,640
		Total Real Estate				219,797,549
		U.S. Agency - 0.2%
31,000		Cobank Agricultural Credit Bank, (5)	11.000%		A-	1,660,438
		Total $25 Par (or similar) Preferred Securities (cost $630,896,723)				661,766,720

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (3)	Value
		Corporate Bonds - 6.1% (4.4% of Total Investments)
		Consumer Finance - 0.6%
$ 1,000		SLM Corporation	7.250%	1/25/22	BBB-	$ 1,120,000
5,000		SLM Corporation	5.625%	8/01/33	BBB-	4,720,000
6,000		Total Consumer Finance				5,840,000
		Insurance - 4.7%
23,222		American International Group, Inc.	8.175%	5/15/68	BBB	28,417,923
3,500		Hartford Life Inc.	7.650%	6/15/27	BBB-	4,236,789
5,000		Protective Life Corporation	8.450%	10/15/39	A-	6,453,320
6,500		QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	6,581,250
38,222		Total Insurance				45,689,282
		Media - 0.8%
7,588		RR Donnelley & Son Company	8.250%	3/15/19	BB	7,701,819
$ 51,810		Total Corporate Bonds (cost $52,527,827)				59,231,101

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (3)	Value
		Capital Preferred Securities - 59.1% (43.4% of Total Investments)
		Capital Markets - 0.8%
2,000		Aberdeen Asset Management PLC, Perpetual Subordinated Capital Securities	7.900%	12/31/49	N/R	$ 2,020,000
3,500		Credit Suisse AG	7.875%	12/12/49	BBB	3,676,750
500		Credit Suisse thru Claudius Limited	8.250%	6/27/49	BBB	519,750
1,500		Macquarie PMI LLC	8.375%	12/29/49	Ba1	1,530,000
		Total Capital Markets				7,746,500
		Commercial Banks - 14.5%
19,361		Abbey National Capital Trust I	8.963%	6/30/30	BBB-	20,716,270
18,845		Barclays Bank PLC	6.278%	12/15/34	BBB	16,883,952
11,675		BNP Paribas, 144A	7.195%	6/25/49	BBB+	11,038,713
9,000		First Empire Capital Trust I	8.234%	2/01/27	BBB	9,071,406
500		HSBC Bank PLC	0.850%	6/11/49	A-	229,000
1,000		HSBC Bank PLC	1.000%	6/30/49	A	460,000
1,300		HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	1,768,000
500		National Australia Bank	8.000%	9/29/49	Baa1	549,225
4,200		Nordea Bank AB	8.375%	3/25/15	BBB+	4,525,500
4,000		North Fork Capital Trust II	8.000%	12/15/27	Baa3	4,030,000
5,000		PNC Financial Services Inc.	6.750%	8/01/21	BBB	5,587,650
19,613		Rabobank Nederland, 144A	11.000%	6/30/19	A	25,766,579
600		Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	605,716
3,300		Standard Chartered PLC, 144A	7.014%	7/30/37	BBB+	3,366,000
-	(4)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	BB	5,265,000
27,250		Wells Fargo & Company, Series K	7.980%	9/15/99	BBB+	31,303,438
		Total Commercial Banks				141,166,449
		Consumer Finance - 0.1%
500		Capital One Capital IV Corporation	6.745%	2/05/82	Baa3	503,125
850		Capital One Capital VI	8.875%	5/15/40	Baa3	864,248
		Total Consumer Finance				1,367,373
		Diversified Financial Services - 8.5%
5,575		Bank of America Corporation	8.000%	1/31/18	BB+	6,070,841
600		Bank One Capital III	8.750%	9/01/30	BBB	831,768
1,500		BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	BB+	1,522,500
1,000		Citigroup Inc.	8.400%	4/30/18	BB	1,069,790
9,500		General Electric Capital Corporation	6.250%	12/31/49	AA-	10,027,535
25,300		General Electric Capital Corporation, (6)	7.125%	12/15/49	AA-	28,194,826
29,912		JP Morgan Chase & Company	7.900%	4/30/18	BBB	33,971,956
900		NB Capital Trust II	7.830%	12/15/26	BB+	914,400
		Total Diversified Financial Services				82,603,616
		Insurance - 32.1%
7,500		Allstate Corporation	6.500%	5/15/67	Baa1	7,912,500
5,546		Allstate Corporation	6.125%	5/15/67	Baa1	5,712,380
36,650		AXA SA, 144A	6.379%	12/14/66	Baa1	32,985,000
5,000		Aviva PLC, Reg S	8.250%	12/31/49	Baa1	5,337,500
20,254		Catlin Insurance Company Limited	7.249%	7/19/67	BBB+	19,772,968
6,815		Cloverie PLC Zurich Insurance	8.250%	4/18/62	A	7,632,800
2,750		Dai-Ichi Mutual Life, 144A	7.250%	3/15/61	A3	3,073,125
32,040		Financial Security Assurance Holdings, 144A	6.400%	12/15/36	Baa1	23,709,600
24,505		Glen Meadows Pass Through Trust	6.505%	2/15/67	BB+	20,584,200
7,095		Liberty Mutual Group Inc., 144A	10.750%	6/15/58	Baa3	10,287,750
9,700		Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	10,524,500
3,500		Lincoln National Corporation	6.050%	4/20/17	BBB	3,425,625
3,900		Lincoln National Corporation	7.000%	5/17/66	BBB	3,943,875
9,335		MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	11,015,300
26,465		MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	34,933,800
1,000		MetLife Inc.	10.750%	8/01/69	BBB	1,485,000
31,570		National Financial Services Inc.	6.750%	5/15/37	Baa2	32,280,325
1,150		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,239,444
3,800		Prudential Financial Inc.	8.875%	6/15/18	BBB+	4,693,000
7,038		Prudential PLC	7.750%	3/23/49	A-	7,565,850
7,200		Prudential PLC	6.500%	6/23/49	A-	7,128,000
4,600		QBE Capital Funding Trust II, 144A	6.797%	6/01/67	BBB+	4,382,696
17,574		Swiss Re Capital I, 144A	6.854%	N/A (7)	A	17,881,545
18,168		Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB-	18,713,040
7,500		XL Capital Ltd	6.500%	10/15/57	BBB-	6,900,000
10,350		ZFS FINANCE USA TRUST II 144A	6.450%	12/15/65	A	10,971,000
		Total Insurance				314,090,823
		Real Estate - 1.2%
9		Sovereign Real Estate Investment Trust, 144A	12.000%	10/31/50	BB+	11,423,592
		U.S. Agency - 1.9%
16,825		AgFirst Farm Credit Bank	7.300%	12/15/53	A-	16,818,940
2		Farm Credit Bank of Texas	10.000%	12/15/60	A3	1,986,875
		Total U.S. Agency				18,805,815
		Total Capital Preferred Securities (cost $537,110,994)				577,204,168

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value

		Short-Term Investments - 1.0% (0.7% of Total Investments)
$ 9,588		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/12, repurchase price $9,587,510, collateralized by $7,195,000 U.S. Treasury Bonds, 4.500%, due 8/15/39, value $9,782,315	0.010%	10/01/12		$ 9,587,502
$ 9,588		Total Short-Term Investments (cost $9,587,502)				9,587,502
		Total Investments (cost $1,252,435,014) - 136.4%				1,331,762,997
		Borrowings - (37.4)% (8), (9)				(365,000,000)
		Other Assets Less Liabilities - 1.0% (10)				9,949,071
		Net Assets Applicable to Common Shares - 100%				$ 976,712,068

Investments in Derivatives at September 30, 2012

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive			Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date	(Depreciation) (10)
JPMorgan	$69,725,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/14	$(1,006,614)
Morgan Stanley	69,725,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(4,017,203)
							$(5,023,817)

* Annualized

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

			Level 1	Level 2	Level 3	Total
Long-Term Investments*:
	Common Stocks		$20,015,948	$—	$—	$20,015,948
	Convertible Preferred Securities		3,957,558	—	—	3,957,558
	$25 Par (or similar) Preferrred		620,742,917	41,023,803	—	661,766,720
	Corporate Bonds		—	59,231,101	—	59,231,101
	Capital Preferred Securities		—	577,204,168	—	577,204,168
	Short-Term Investments:					—
	Repurchase Agreements		—	9,587,502	—	9,587,502
	Derivatives:					—
	Interest Rate Swaps**		—	(5,023,817)	—	(5,023,817)
	Total		$644,716,423	$682,022,757	$—	$1,326,739,180

*   Refer to the Fund’s Portfolio of Investments for industry classification and breakdown of $25 Par (or similar) Preferred Securities classified as Level 2.

**  Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
	Underlying	Derivative	Asset Derivatives		Liability Derivatives
	Risk Exposure	Instrument	Location	Value	Location	Value
	Interest Rate	Swaps	—	$—	Unrealized depreciation on interest rate swaps*	$ (5,023,817)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investment in derivatives) was $1,254,072,678.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
	Appreciation					$ 81,179,844
	Depreciation					(3,489,525)

	Net unrealized appreciation (depreciation) of investments					$ 77,690,319

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Principle Amount (000) rounds to less than $1,000.

(5)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Security categorized as Level 2.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(7)	Perpetual security. Maturity date is not applicable.

(8)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of investments as collateral for Borrowings. As of September 30, 2012, investments with a value of $742,443,039 have been pledged as collateral for Borrowings.

(9)	Borrowings as a percentage of Total Investments is 27.4%.

(10)	Other Assets Less Liabilities includes the Net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2012.

N/A	Not applicable.

N/R	Not rated.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred Income Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012